PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	$ 9.8	$ 15.5	$ 17.6
Amortization of property and equipment acquired under finance leases	1.4	1.2	0.8
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	1.8	2.0	1.1
R&D expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	7.4	12.5	15.8
Selling, general and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	$ 0.6	$ 1.0	$ 0.7